Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018
Tax loss carryforwards	$ 13,445,097	$ 13,199,727
Operating loss carryforwards expiring year		2035
September 30, 2019 [Member]
Operating loss carryforwards expiring year	2036